Property and equipment, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 4,156,025	$ 4,771,555
Less: accumulated depreciation	(2,460,677)	(2,574,719)
Property and equipment, net	1,695,348	2,196,836
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,135,160	1,154,409
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	2,103,979	2,298,159
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	65,765	70,139
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 851,121	$ 1,248,848